Document and Entity Information	Jul. 30, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	SCIENTIFIC GAMES CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-11693
Entity Tax Identification Number	81-0422894
Entity Address, Address Line One	6601 Bermuda Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	897-7150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000750004
Common Stock, $.001 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	SGMS
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	SGMS
Security Exchange Name	NASDAQ